Loan Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Loan Receivable
Loan Receivable

Note 7. Loan Receivable

On October 4, 2023, the Company entered into an unsecured promissory note to lend up to an aggregate principal amount up to $1.5 million to Iris (the “Note”). The Note is payable following the earlier of (i) closing of the Business Combination, as defined in the Business Combination Agreement dated November 30, 2022, or (ii) thirty (30) days following the termination of the Business Combination Agreement; provided, however, in the event Iris commences liquidation proceedings, this Note shall be cancelled and all amounts due, including all principal and accrued interest, shall be forgiven. Interest on the Note compounds annually and accrues on each unpaid advance made under the Note at a rate of 5% per annum.

On February 28, 2024, the Company amended the Note (the “Amended Note”), increasing the aggregate principal amount up to $2.5 million.

On August 2, 2024, the Amended Note was further amended to increase the aggregate principal amount up to $3.5 million (the “Second Amended Note”).

On November 27, 2024, the Second Amended Note was further amended to increase the aggregate principal amount up to $5.0 million (the “Third Amended Note”).

As of March 31, 2025 and December 31, 2024, the outstanding balance of the Third Amended Note was $4.2 million and $3.7 million, respectively. For the three months ended March 31, 2025 and 2024, the Company recorded interest income of $0.1 million and less than $0.1 million, respectively, related to the Note, as amended.

Note 7. Loan Receivable

On October 4, 2023, the Company entered into an unsecured promissory note to lend up to an aggregate principal amount up to $1.5 million to Iris (the “Note”). The Note is payable following the earlier of (i) closing of the Business Combination, as defined in the Business Combination Agreement dated November 30, 2022, or (ii) thirty (30) days following the termination of the Business Combination Agreement; provided, however, in the event Iris commences liquidation proceedings, this Note shall be cancelled and all amounts due, including all principal and accrued interest, shall be forgiven. Interest on the Note compounds annually and accrues on each unpaid advance made under the Note at a rate of 5% per annum. On February 28, 2024, the Company amended the Note (the “Amended Note”), increasing the aggregate principal amount up to $2.5 million. On August 2, 2024, the Amended Note was further amended to increase the aggregate principal amount up to $3.5 million (the “Second Amended Note”). On November 27, 2024, the Second Amended Note was further amended to increase the aggregate principal amount up to $5.0 million (the “Third Amended Note”). As of December 31, 2024 and 2023, the outstanding balance of the Third Amended Note was $3.7 million and $0.8 million, respectively. For the years ended December 31, 2024 and 2023, the Company recorded interest income of $0.1 million and less than $0.1 million, respectively, related to the Note, as amended.